Share-Based Compensation - Summary of Activities for Restricted Shares Units (Details) - Restricted Share Units - Employees, Directors and Non-employee Directors shares in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Options Outstanding
Balance at the beginning of the period (in shares)	2,068	2,068	3,654	5,994
Granted (in shares)	580	580	247	176
Vested (in shares)	(1,037)	(1,037)	(1,226)	(1,527)
Cancelled/forfeited (in shares)	(233)	(233)	(607)	(989)
Balance at the end of the period (in shares)	1,378	1,378	2,068	3,654
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 5.02		$ 5.27	$ 5.39
Granted (in dollars per share) | $ / shares	0.93		3.21	4.27
Vested (in dollars per share) | $ / shares	5.18		5.35	5.43
Cancelled (in dollars per share) | $ / shares	$ 5.02		5.12	5.57
Balance at the end of the period (in dollars per share) | (per share)		¥ 3.17	$ 5.02	$ 5.27